IMPAIRMENT OF EXPLORATION AND EVALUATION ASSETS (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Impairment Of Exploration And Evaluation Assets Details Narrative
Impairment write-down			$ 212,519